Consolidated Statements of Changes in Equity (CAD)	Common Stock [Member]	Subscription Received [Member]	Contributed Surplus [Member]	Warrant [Member]	Convertible Note [Member]	Noncontrolling Interest [Member]	Deficit [Member]	Total
Balance at Apr. 30, 2010	12,082,039		9,270,884	245,518			(21,379,225)
Balance, shares at Apr. 30, 2010	28,369,856
Warrants exercise, shares	460,929
Warrants exercise	108,610			(16,424)				92,186
Shares issued for cash, shares	1,894,333
Shares issued for cash	182,240			89,947				272,187
Warrants expiration			150,807	(150,807)
Warrants extension				69,480				69,480
Option vested			20,296					20,296
Subscription received		289,200						289,200
Deconsolidation of Minewest
Equity component of convertible debt					758			758
Non-controlling interest						200,000		200,000
Net loss						48,014	(298,150)	(250,136)
Balance at Apr. 30, 2011	12,372,889	289,200	9,441,987	237,714	758	248,014	(21,677,375)
Balance, shares at Apr. 30, 2011	30,725,118
Warrants exercise, shares
Warrants exercise
Shares issued for cash, shares	4,158,675
Shares issued for cash	374,108	(4,500)		137,661				507,269
Warrants expiration			237,714	(237,714)
Warrants extension
Option vested
Subscription received
Deconsolidation of Minewest			(284,700)	825,000				360,374
Equity component of convertible debt			758		(453)			305
Non-controlling interest
Net loss						(47,263)	(338,617)	(385,880)
Balance at Apr. 30, 2012	12,746,997		10,505,459	137,661	305	20,825	(22,015,992)
Balance, shares at Apr. 30, 2012	34,883,793